Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Net income	$ 2,255	$ 2,074
Items not involving current cash flows	1,306	1,231
Profit loss after adjustment of non cash items	3,561	3,305
Changes in operating assets and liabilities	(232)	(39)
Cash provided from operating activities	3,329	3,266
INVESTMENT ACTIVITIES
Fixed asset additions	(1,858)	(1,807)
Purchase of subsidiaries		(1,810)
Increase in investments and other assets	(651)	(478)
Proceeds from disposition	332	138
Proceeds on disposal of facilities	49
Cash used for investment activities	(2,128)	(3,957)
FINANCING ACTIVITIES
Issues of debt	752	282
(Decrease) Increase in short-term borrowings	(530)	386
Repayments of debt	(110)	(417)
Common Shares issued on exercise of stock options	44	33
Shares repurchased for tax withholdings on vesting of equity awards	(11)	(9)
Repurchase of Common Shares	(1,271)	(904)
Contributions to subsidiaries by non-controlling interests	10
Dividends paid to non-controlling interests	(38)	(6)
Dividends paid	(400)	(385)
Cash used for financing activities	(1,554)	(1,020)
Effect of exchange rate changes on cash, cash equivalents and restricted cash equivalents	24	16
Net decrease in cash, cash equivalents and restricted cash equivalents during the year	(329)	(1,695)
Cash, cash equivalents and restricted cash equivalents, beginning of year	1,168	2,863
Cash, cash equivalents and restricted cash equivalents, end of year	$ 839	$ 1,168